EPAZZ, Inc., Consolidated Statement of Cash Flows, Six Months Ended June 30, 2011 and 2010 (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities
Net Income (Loss)	$ 84,647	$ (8,774)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and Amortization	52,978	30,979
Change in Accounts Receivable	92,582	(13,268)
Change in Other Assets		(4,302)
Change in Accounts Payable	(37,787)	(417)
Change in Deferred Revenue	(61,963)	10,807
Net cash provided by operating activities	130,457	15,025
Cash Flows from Investing Activities
Purchase of Property and Equipment		(186,188)
Net cash used for investing activities		(186,188)
Cash Flows from Financing Activities
Repayment of Long Term Debt and Capital Leases	(72,541)	(46,105)
Repayment of Related Party Loan Payable	(74,601)
Proceeds from Capital Leases		177,019
Proceeds from Related Party Loan Payable	66,530	7,208
Net cash (used for) provided by financing activities	(80,612)	138,122
Net Change in Cash	49,845	(33,041)
Cash at beginning of period	40,013	47,274
Cash at end of period	89,858	14,233
Interest paid	$ (13,615)	$ (7,987)